Derivatives (Tables)	3 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table presents the notional amounts of the Company’s outstanding derivative instruments:

	As of
(in millions)	June 30, 2026	March 31, 2026
Designated as cash flow hedges
Foreign currency forward contracts	$631	$544

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair value of the Company’s outstanding derivative instruments:

	Derivative Assets		Derivative Liabilities
	As of		As of
(in millions)	June 30, 2026	March 31, 2026	June 30, 2026	March 31, 2026
Designated as cash flow hedges
Foreign currency forward contracts	$—	$—	$9	$10

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents net gains (losses) on foreign currency forward contracts designated as cash flow hedges:

	Three Months Ended June 30,
(in millions)	2026	2025
Condensed Consolidated Statements of Comprehensive Income:
Change in gains (losses) recognized in accumulated other comprehensive income (loss) on cash flow hedge derivatives	$1	$28
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	—	(7)
Income tax benefit (expense) on cash flow hedges	—	(5)
Net change in fair value of the effective portion of designated cash flow hedges, net of tax (1)	$1	$16
Condensed Consolidated Income Statements, before tax:
Research and development	$—	$4
Selling, general and administrative expenses	$—	$3
(1)    All amounts reported in accumulated other comprehensive income (loss) at the reporting date are expected to be reclassified into earnings within the next 12 months.